FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Impairment charges for property, plant and equipment	$ 21,866	$ 30,968	$ 11,626
Carrying value of long-term borrowings	619,477	393,614
Convertible notes	$ 0	$ 127,400